Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
		December 31, 2020 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$1,056,286	$-	$1,056,286	$-
		December 31, 2019 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$1,749,092	$-	$1,749,092	$-

Schedule of cash and cash equivalents
	December 31, 2020	December 31, 2019

Cash in bank	$18,230,118	$911,770
Cash held in trading platform trust account	2,727,082	1,130,383
Money market funds	3,078,974	7,142,518
Total cash and cash equivalents	$24,036,174	$9,184,671

Schedule of property and equipment are stated at cost less accumulated depreciation and amortization
Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of remaining lease term or expected useful life

Schedule of amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets
Classification	Estimated Useful Life
Artwork trading platform	5 years
Software	5 years

Schedule of payments received from customer
	December 31, 2020	December 31, 2019

Beginning balance	$176,457	$823,290
Customer advances	18,134,308	10,035,537
Recognized as revenues	(18,079,616)	(10,670,840)
Effect of exchange rate	12,206	(11,530)
Ending balance	$243,355	$176,457

Schedule of disaggregated its revenue
	For the Years Ended December 31,
	2020	2019

Listing service fees	$8,405,211	$1,501,645
Transaction fees	7,075,283	4,742,565
Marketing service fees*	1,370,164	6,729,736
Other revenues**	588,144	475,489
Total	$17,438,802	$13,449,435